Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	BNCN
Entity Registrant Name	BNC BANCORP
Entity Central Index Key	0001210227
Entity Filer Category	Accelerated Filer